Cover	Sep. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2020
Entity File Number	001-35192
Entity Registrant Name	PINGTAN MARINE ENTERPRISE LTD.
Entity Central Index Key	0001517130
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F
Entity Address, Address Line Two	Zhongshan Building A
Entity Address, Address Line Three	No. 154 Hudong Road
Entity Address, City or Town	Fuzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
City Area Code	86-10
Local Phone Number	6569-3988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	PME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable